13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment     [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        WestEnd Advisors, Inc.
Address:     4064 Colony Road
             Suite 130
             Charlotte, NC  28211

Form 13F File Number: 028-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Robert L. Pharr
Title:      Managing Partner
Phone:      704-556-9300

Signature                           City     State          and Date of Signing:
Robert L. Pharr                     Charlotte NC              __/__/__
------------------------------      -------------------     --------------------
Signature                           City     State                Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $282,407,652.36

List of Other Included Managers:        NONE

                                                                                                                13F Holdings Report
                                                                                                               As of Date:  06/30/07

                                                                                                   INVESTMENT
      ISSUER                     TITLE OF       CUSIP           MKT          SHARES/       DISCRETION     OTHER   VOTING AUTHORITY
       NAME                       CLASS         NUMBER          VAL         PRINC AMT   SOLE(A)  SHARED   MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AT&T Inc.                       COMMON STOCK   00206R102     13054032.5        314555             ALL              314555   0   0
American Tower Corp.            COMMON STOCK   029912201       12328890        293545             ALL              293545   0   0
Autodesk, Inc.                  COMMON STOCK   052769106    12908441.48        274181             ALL              274181   0   0
Best Buy, Inc.                  COMMON STOCK   086516101    11027646.73     236289.84             ALL           236289.84   0   0
Cisco Systems, Inc.             COMMON STOCK   17275R102     11764842.6        422436             ALL              422436   0   0
Consumer Discretionary SPDR     COMMON STOCK   81369y407     3313968.61      84260.58             ALL            84260.58   0   0
General Electric Co.            COMMON STOCK   369604103    11943847.92     312012.75             ALL           312012.75   0   0
Honeywell Int'l. Inc.           COMMON STOCK   438516106    13562019.53     240974.05             ALL           240974.05   0   0
Industrial Select Sector SPDR   COMMON STOCK   81369y704     2020502.94      51754.69             ALL            51754.69   0   0
Intel Corp.                     COMMON STOCK   458140100     12944116.3        545245             ALL              545245   0   0
Ishares Dow Jones US
  Technology Sector             COMMON STOCK   464287721     3527747.13      59269.94             ALL            59269.94   0   0
Ishares Dow Jones
  US Telecom Sector             COMMON STOCK   464287713     1017261.68      30176.85             ALL            30176.85   0   0
Ishares Tr. Lehman
  US Agg. Bond Fund             COMMON STOCK   464287226     2400315.47      24403.37             ALL            24403.37   0   0
Lowes Cos. Inc.                 COMMON STOCK   548661107    11040889.91     359755.29             ALL           359755.29   0   0
Marriot Int'l Inc.              COMMON STOCK   571903202    10703073.49     247527.14             ALL           247527.14   0   0
Nordstrom, Inc.                 COMMON STOCK   655664100    11202794.64        219147             ALL              219147   0   0
Oracle Corp.                    COMMON STOCK   68389X105    12636790.56        641136             ALL              641136   0   0
Qualcomm Inc.                   COMMON STOCK   747525103    12541662.55        289045             ALL              289045   0   0
Research In Motion Ltd.         COMMON STOCK   760975102    16365784.55         81833             ALL               81833   0   0
S&P Mid Cap 400 Dep
  Rcpts Spdrs                   COMMON STOCK   595635103        2978580       18279.1             ALL             18279.1   0   0
Southwest Airlines              COMMON STOCK   844741108    11354457.03        761533             ALL              761533   0   0
Target Corp.                    COMMON STOCK   87612E106    12324917.88     193788.02             ALL           193788.02   0   0
Texas Intruments Inc.           COMMON STOCK   882508104    14057664.88        373576             ALL              373576   0   0
United Technologies             COMMON STOCK   913017109    12492620.43     176126.05             ALL           176126.05   0   0
Walgreen Co.                    COMMON STOCK   931422109    11072788.02        254313             ALL              254313   0   0
Walt Disney Co.                 COMMON STOCK   254687106    11169617.94        327171             ALL              327171   0   0
iPath Dow Jones-AIG
  Commodity Index               COMMON STOCK   06738c778     2914689.96         57421             ALL               57421   0   0
iShares MSCI EAFE Index         COMMON STOCK   464287465    11061416.28     136949.56             ALL           136949.56   0   0
iShares MSCI Emerg Mkts Index   COMMON STOCK   464287234      3174313.2      24111.76             ALL            24111.76   0   0
iShares Russell 2000 Index      COMMON STOCK   464287655     2937449.42      35408.02             ALL            35408.02   0   0
streetTRACKS Total Market ETF   COMMON STOCK   86330E885      564508.73       5203.32             ALL             5203.32   0   0